The balances of loans, financing and debentures that are recorded at amortized cost are as follows: (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Borrowings and financing, current	R$ 5,532,736	R$ 4,155,483
Borrowings and financing, noncurrent	27,221,914	31,215,128
Transaction costs and issue premiums, current	(45,877)	(29,030)
Transaction costs and issue premiums, noncurrent	(201,251)	(70,928)
Borrowings and financing and transaction costs, current	5,486,859	4,126,453
Borrowings and financing and transaction costs, noncurrent	27,020,663	31,144,200
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, current	2,855,220	1,873,204
Borrowings and financing, noncurrent	19,335,118	23,498,821
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, current	2,677,516	2,282,279
Borrowings and financing, noncurrent	7,886,796	7,716,307
Variable Interest [Member] | Prepayment [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, current	1,626,521	1,119,558
Borrowings and financing, noncurrent	3,875,713	3,457,105
Variable Interest [Member] | B N D E S F I N A M E Debentures N C E And C C B [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, current	2,677,516	2,282,279
Borrowings and financing, noncurrent	7,886,796	7,716,307
Fixed Interest [Member] | Bonds Perpetual Bonds And A C C [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, current	678,239	426,676
Borrowings and financing, noncurrent	15,380,392	19,898,213
Fixed Interest [Member] | Facility [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, current	550,460	326,970
Borrowings and financing, noncurrent	R$ 79,013	R$ 143,503